PGIM Short Duration Muni Fund Expense Example, No Redemption - PGIM Short Duration Muni Fund	Mar. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 285
Expense Example, No Redemption, 3 Years	430
Expense Example, No Redemption, 5 Years	587
Expense Example, No Redemption, 10 Years	1,045
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	541
Expense Example, No Redemption, 5 Years	943
Expense Example, No Redemption, 10 Years	1,781
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	33
Expense Example, No Redemption, 3 Years	140
Expense Example, No Redemption, 5 Years	257
Expense Example, No Redemption, 10 Years	600
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	30
Expense Example, No Redemption, 3 Years	124
Expense Example, No Redemption, 5 Years	227
Expense Example, No Redemption, 10 Years	$ 529